Land Use Right - Schedule of Land Use Right (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Land Use Right [Abstract]
Land use right	$ 426,326	$ 386,884
Less: Accumulated amortization	(86,471)	(71,172)
Land use right, net	$ 339,855	$ 315,712